Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000017675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reaves Infrastructure Fund, Institutional Class Shares
Without Sales Load [Member] | C000017675
Average Annual Return [Line Items]
Average Annual Return, Percent	25.74%	7.33%	8.04%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	16.33%	15.88%	13.66%
MSCI USA Infrastructure (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Infrastructure (TR) (USD)
Average Annual Return, Percent	20.91%	10.67%	8.52%